STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.0%
	AEROSPACE & DEFENSE - 7.6%
34,537	HEICO Corporation, Class A	$ 4,233,546

	CAPITAL MARKETS - 8.7%
13,731	S&P Global, Inc.	4,835,784

	COMMERCIAL SUPPORT SERVICES - 4.7%
31,641	Casella Waste Systems, Inc., Class A(a)	2,592,347

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
3,749	MSCI, Inc.	1,684,201

	E-COMMERCE DISCRETIONARY - 6.3%
27,425	Amazon.com, Inc.(a)	3,476,667

	HEALTH CARE EQUIPMENT & SUPPLIES - 4.3%
6,830	IDEXX Laboratories, Inc.(a)	2,374,245

	HEALTH CARE TECHNOLOGY - 4.3%
11,994	Veeva Systems, Inc., Class A(a)	2,390,644

	INTERNET MEDIA & SERVICES - 3.7%
18,984	Alphabet, Inc., Class C(a)	2,072,104

	IT SERVICES - 16.5%
13,796	Mastercard, Inc., Class A	4,475,008
18,787	Okta, Inc.(a)	1,717,132
60,717	Shopify, Inc., Class A(a)	1,921,693
14,768	Twilio, Inc., Class A(a)	1,027,557
		9,141,390
	PROFESSIONAL SERVICES - 8.7%
69,689	CoStar Group, Inc.(a)	4,853,142

STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	ROAD & RAIL - 4.0%
8,203	Old Dominion Freight Line, Inc.	$ 2,226,376

	SOFTWARE - 20.8%
9,188	Atlassian Corp plc, Class A(a)	2,275,500
5,925	HubSpot, Inc.(a)	1,996,962
9,947	Microsoft Corporation	2,600,841
3,876	ServiceNow, Inc.(a)	1,684,587
26,192	Unity Software, Inc.(a)	1,118,922
10,935	Workday, Inc., Class A(a)	1,799,464
		11,476,276
	TECHNOLOGY SERVICES - 7.4%
265,917	Adyen N.V. - ADR(a)	4,124,373

	TOTAL COMMON STOCKS (Cost $70,879,424)	55,481,095

	TOTAL INVESTMENTS - 100.0% (Cost $70,879,424)	$ 55,481,095
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(4,984)
	NET ASSETS - 100.0%	$ 55,476,111

ADR	- American Depositary Receipt
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.9%
	AEROSPACE & DEFENSE - 3.1%
1,812	General Dynamics Corporation	$ 414,821
7,250	Hexcel Corporation	425,357
2,989	Lockheed Martin Corporation	1,255,708
11,860	Spirit AeroSystems Holdings, Inc., Class A	356,986
4,285	Woodward, Inc.	398,805
		2,851,677
	ASSET MANAGEMENT - 3.5%
1,449	Ameriprise Financial, Inc.	388,346
21,404	Charles Schwab Corporation (The)	1,518,615
5,604	Raymond James Financial, Inc.	584,889
6,923	Stifel Financial Corporation	410,603
2,642	T Rowe Price Group, Inc.	317,040
		3,219,493
	AUTOMOTIVE - 0.6%
37,319	Ford Motor Company	568,742

	BANKING - 4.8%
45,603	Bank of America Corporation	1,532,718
18,786	Fifth Third Bancorp	641,542
45,236	KeyCorporation	800,225
5,044	PNC Financial Services Group, Inc. (The)	796,952
14,853	US Bancorp	677,445
		4,448,882
	BIOTECH & PHARMA - 7.9%
3,878	Amgen, Inc.	931,883
21,603	AstraZeneca plc - ADR	1,347,595
2,991	Eli Lilly and Company	900,979
4,861	Gilead Sciences, Inc.	308,528
5,276	Johnson & Johnson	851,230
18,018	Merck & Company, Inc.	1,538,016
17,608	Organon & Company	502,356
1,153	Regeneron Pharmaceuticals, Inc.(a)	669,962
1,066	Vertex Pharmaceuticals, Inc.(a)	300,356
		7,350,905

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	CHEMICALS - 1.5%
2,636	Albemarle Corporation	$ 706,343
2,803	Eastman Chemical Company	255,073
3,621	International Flavors & Fragrances, Inc.	400,048
		1,361,464
	COMMERCIAL SUPPORT SERVICES - 1.2%
5,604	Republic Services, Inc.	799,803
5,769	Stericycle, Inc.(a)	288,969
		1,088,772
	CONSTRUCTION MATERIALS - 0.3%
3,495	Owens Corning	285,646

	CONTAINERS & PACKAGING - 1.1%
2,141	Packaging Corp of America	293,146
7,911	Sealed Air Corporation	425,690
6,867	Westrock Company	278,732
		997,568
	DIVERSIFIED INDUSTRIALS - 0.7%
2,472	Dover Corporation	308,901
4,206	Emerson Electric Company	343,799
		652,700
	ELECTRIC UTILITIES - 2.2%
5,364	Eversource Energy	481,097
27,216	Exelon Corporation	1,195,055
3,792	WEC Energy Group, Inc.	391,107
		2,067,259
	ELECTRICAL EQUIPMENT - 1.7%
14,118	Carrier Global Corporation	552,296
4,121	Keysight Technologies, Inc.(a)	675,391
8,901	Sensata Technologies Holding plc	358,532
		1,586,219
	ENTERTAINMENT CONTENT - 0.5%
5,604	Activision Blizzard, Inc.	439,858

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	GAS & WATER UTILITIES - 0.6%
3,852	American Water Works Company, Inc.	$ 571,829

	HEALTH CARE FACILITIES & SERVICES - 4.3%
2,306	AmerisourceBergen Corporation	337,967
3,530	Catalent, Inc.(a)	310,640
8,872	Henry Schein, Inc.(a)	651,294
1,318	Laboratory Corp of America Holdings	296,906
5,461	Syneos Health, Inc.(a)	328,261
4,052	UnitedHealth Group, Inc.	2,104,325
		4,029,393
	HOME & OFFICE PRODUCTS - 0.3%
3,950	Scotts Miracle-Gro Company (The)	264,453

	HOME CONSTRUCTION - 1.4%
8,077	DR Horton, Inc.	574,678
8,699	KB Home	249,226
10,442	Masco Corporation	531,184
		1,355,088
	HOUSEHOLD PRODUCTS - 2.8%
5,393	Colgate-Palmolive Company	421,787
15,449	Procter & Gamble Company (The)	2,131,034
		2,552,821
	INDUSTRIAL INTERMEDIATE PROD - 0.4%
1,301	Valmont Industries, Inc.	360,143

	INDUSTRIAL REIT - 0.4%
13,516	Americold Realty Trust	397,641

	INDUSTRIAL SUPPORT SERVICES - 0.7%
2,115	United Rentals, Inc.(a)	617,665

	INFRASTRUCTURE REIT - 0.8%
2,086	Crown Castle International Corporation	356,351

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	INFRASTRUCTURE REIT - 0.8% (Continued)
1,153	SBA Communications Corporation	$ 375,013
		731,364
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
4,616	Houlihan Lokey, Inc.	362,356
4,616	Intercontinental Exchange, Inc.	465,524
11,381	Morgan Stanley	969,888
		1,797,768
	INSURANCE - 3.5%
15,355	American International Group, Inc.	794,620
4,873	MetLife, Inc.	313,480
5,109	Progressive Corporation (The)	626,619
4,285	Reinsurance Group of America, Inc.	537,168
2,307	RenaissanceRe Holdings Ltd.	312,045
17,849	Unum Group	675,585
		3,259,517
	INTERNET MEDIA & SERVICES - 0.6%
5,298	Alphabet, Inc., Class C(a)	578,277

	LEISURE FACILITIES & SERVICES - 0.6%
4,451	Darden Restaurants, Inc.	550,633

	MACHINERY - 0.7%
826	Deere & Company	301,697
1,812	Snap-on, Inc.	394,762
		696,459
	MEDICAL EQUIPMENT & DEVICES - 3.1%
3,955	Agilent Technologies, Inc.	507,229
824	Bio-Rad Laboratories, Inc., Class A(a)	399,673
6,099	DENTSPLY SIRONA, Inc.	199,864
6,074	Hologic, Inc.(a)	410,359
3,735	Stryker Corporation	766,423
5,445	Zimmer Biomet Holdings, Inc.	578,912
		2,862,460

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	OFFICE REIT - 0.7%
2,487	Alexandria Real Estate Equities, Inc.	$ 381,506
3,461	Boston Properties, Inc.	274,907
		656,413
	OIL & GAS PRODUCERS - 8.3%
4,877	Continental Resources, Inc.	340,561
27,590	Coterra Energy, Inc.	852,807
20,641	Devon Energy Corporation	1,457,667
30,451	Exxon Mobil Corporation	2,910,811
29,565	Occidental Petroleum Corporation	2,099,115
		7,660,961
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
30,331	Schlumberger N.V.	1,157,128

	REAL ESTATE SERVICES - 0.6%
7,583	CBRE Group, Inc., Class A(a)	598,754

	RETAIL - CONSUMER STAPLES - 1.3%
17,371	Sprouts Farmers Market, Inc.(a)	502,022
1,997	Target Corporation	320,199
11,439	Walgreens Boots Alliance, Inc.	401,051
		1,223,272
	RETAIL - DISCRETIONARY - 1.2%
1,710	Lowe's Companies, Inc.	331,979
12,092	TJX Companies, Inc. (The)	753,937
		1,085,916
	RETAIL REIT - 0.6%
26,419	Kimco Realty Corporation	556,913

	SEMICONDUCTORS - 7.2%
17,692	Advanced Micro Devices, Inc.(a)	1,501,519
5,502	Analog Devices, Inc.	833,718
2,803	Applied Materials, Inc.	263,678
1,481	ASML Holding N.V. - ADR	725,601
4,642	Entegris, Inc.	440,433

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	SEMICONDUCTORS - 7.2% (Continued)
1,571	Lam Research Corporation	$ 687,957
8,698	Micron Technology, Inc.	491,698
826	Monolithic Power Systems, Inc.	374,327
6,456	NVIDIA Corporation	974,469
4,121	Skyworks Solutions, Inc.	406,125
		6,699,525
	SOFTWARE - 9.7%
2,680	Adobe, Inc.(a)	1,000,819
8,667	Akamai Technologies, Inc.(a)	782,457
1,812	ANSYS, Inc.(a)	449,920
4,381	Autodesk, Inc.(a)	883,823
5,807	Black Knight, Inc.(a)	384,191
8,424	Microsoft Corporation	2,202,622
10,058	Oracle Corporation	745,801
3,277	ServiceNow, Inc.(a)	1,424,250
1,648	Synopsys, Inc.(a)	570,241
4,642	VMware, Inc., Class A	538,611
		8,982,735
	SPECIALTY FINANCE - 1.5%
9,065	Air Lease Corporation	329,603
5,219	American Express Company	793,288
3,131	GATX Corporation	302,486
		1,425,377
	SPECIALTY REITS - 1.0%
13,856	Hannon Armstrong Sustainable Infrastructure	547,589
7,777	Iron Mountain, Inc.	409,148
		956,737
	STEEL - 1.2%
6,166	Nucor Corporation	819,708
3,997	Steel Dynamics, Inc.	322,638
		1,142,346
	TECHNOLOGY HARDWARE - 1.5%
3,627	Arrow Electronics, Inc.(a)	380,146
10,959	Ciena Corporation(a)	556,060

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	TECHNOLOGY HARDWARE - 1.5% (Continued)
5,318	Lumentum Holdings, Inc.(a)	$ 444,319
		1,380,525
	TECHNOLOGY SERVICES - 3.3%
2,306	Broadridge Financial Solutions, Inc.	394,718
4,175	Fidelity National Information Services, Inc.	381,470
2,968	Global Payments, Inc.	368,715
9,517	Visa, Inc., Class A	1,891,122
		3,036,025
	TELECOMMUNICATIONS - 1.2%
27,555	Verizon Communications, Inc.	1,152,074

	TIMBER REIT - 0.5%
13,010	Weyerhaeuser Company	444,422

	TOBACCO & CANNABIS - 2.2%
21,289	Philip Morris International, Inc.	2,032,887

	TRANSPORTATION & LOGISTICS - 0.9%
12,198	CSX Corporation	386,067
2,237	United Parcel Service, Inc., Class B	435,119
		821,186
	TRANSPORTATION EQUIPMENT - 1.8%
4,750	Cummins, Inc.	1,023,008
7,654	Westinghouse Air Brake Technologies Corporation	670,873
		1,693,881
	WHOLESALE - CONSUMER STAPLES - 0.4%
4,616	Sysco Corporation	379,528

	WHOLESALE - DISCRETIONARY - 0.4%
6,226	LKQ Corporation	331,348

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	TOTAL COMMON STOCKS (Cost $94,770,934)	$ 90,962,649

	TOTAL INVESTMENTS - 97.9% (Cost $94,770,934)	$ 90,962,649
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.1%	1,930,558
	NET ASSETS - 100.0%	$ 92,893,207

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.